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                      NEW ENGLAND LIFE INSURANCE COMPANY
                              501 Boylston Street
                          Boston, Massachusetts 02116
                                (617) 578-2000

                                  Zenith Life
                                Zenith Life One
                               Zenith Life Plus
                              Zenith Life Plus II
                           Zenith Life Executive 65
                          Zenith Variable Whole Life
                             Zenith Flexible Life
                           Zenith Flexible Life 2001
                           Zenith Flexible Life 2002
                           Zenith Survivorship Life
                         Zenith Survivorship Life Plus
                         Zenith Survivorship Life 2002

                      Supplement dated December 30, 2004
                                      to
         Prospectuses dated May 1, 1988, April 30, 1999, May 1, 2000,
                   May 1, 2001, May 1, 2002 and May 1, 2004

   This supplement updates certain information contained in the prospectuses for each of the above-referenced variable life insurance policies, as annually and periodically supplemented. You should read and retain this supplement.

   On December 17, 2004, MetLife, Inc. announced that New England Life Insurance Company ("NELICO") had received a "Wells Notice" from the Securities and Exchange Commission ("SEC") in connection with a previously-disclosed SEC investigation regarding a $31 million after-tax charge taken in the 2nd
Quarter of 2003 resulting from certain improperly deferred expenses at NELICO. The Wells Notice provides notice that the SEC staff is considering recommending that the SEC bring a civil action alleging violations of U.S. securities laws. Under SEC procedures, NELICO can respond to the SEC staff before the staff makes a formal recommendation regarding whether any action alleging violations of the U.S. securities laws should be considered. NELICO continues to cooperate fully with the SEC in its investigation. NELICO does not believe any such SEC civil action would have an adverse effect on its ability to meet its obligations under the policies.

The Designated Office information set forth in Receipt of Communications and Payments at NELICO's Designated Office is modified as follows:

              Surrenders, Loans,        New England
                Withdrawals and         Financial/MetLife
              Sub-Account Transfers     P.O. Box 543
                                        Warwick, RI 02887-0543

              Death Claims              New England
                                        Financial/MetLife
                                        P.O. Box 353
                                        Warwick, RI 02887-0353